Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | American International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | American International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | American International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | AES Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Lowe's Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Columbia Variable Portfolio – Select Large Cap Value Fund - Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%